Schedule of Significant Segment Business Going Forward (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 13,101	$ 13,121	$ 50,042	$ 64,440
Protein Products [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	12,000	13,121	49,468	64,440
Energy Drinks [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 1,101		$ 574